Other Income (Expense) - Summary of Other Income (Expense) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of other operating income [line items]
Interest income		$ 24,826	$ 34,862
Foreign exchange gain (loss)		2,095	51
Gain (loss) on fair value adjustment of share purchase warrants held mandatorily measured at FVTNE	[1]	(8)	(31)
Other		(40)	(2,927)
Total other income (expense)		29,061	34,271
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of other operating income [line items]
Dividend income		$ 2,188	$ 2,316

[1]	FVTNE refers to Fair Value Through Net Earnings